UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001815419

Visio 2020-1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ron McMahan, Chief Executive Officer, (562) 735-6555
Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A. Please see the Exhibit Index for the related information.

This Form ABS-15G/A amends the Form ABS-15G filed by Visio 2020-1 Depositor LLC on July 1, 2020 (the “Original Filing”) and is being filed to replace the Original Filing in its entirety. Since the time of furnishing the Original Filing, certain mortgage loans were removed from the final securitized pool.  As a result, certain mortgage loans are referenced in Exhibits 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 which are no longer included in the final securitized pool.

With respect to the schedules referenced in the previous paragraph, below is a list of identifying loan numbers for each of the mortgage loans that are referenced in such schedules but have been removed from the final securitized pool.

AMC Loan ID
202689319
208014824
208014826
208069717
208211832
208211834
208697145
208903003
900713999

Exhibits

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Rating Agency Grades (#1)
99.4	AMC Valuation Report (#1)
99.5	AMC Exception Grades Report (#1)
99.6	AMC Data Compare (#1)
99.7	AMC Rating Agency Grades (#2)
99.8	AMC Valuation Report (#2)
99.9	AMC Exception Grades Report (#2)
99.10	AMC Data Compare (#2)
99.11	AMC Rating Agency Grades (#3)
99.12	AMC Valuation Report (#3)
99.13	AMC Exception Grades Report (#3)
99.14	AMC Data Compare (#3)
99.15	AMC Rating Agency Grades (#4)
99.16	AMC Valuation Report (#4)
99.17	AMC Exception Grades Report (#4)
99.18	AMC Data Compare (#4)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISIO 2020-1 DEPOSITOR LLC

Date: July 10, 2020	By:	/s/ Ron McMahan
	Name:	Ron McMahan
	Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number
99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Executive Summary
99.3	AMC Rating Agency Grades (#1)
99.4	AMC Valuation Report (#1)
99.5	AMC Exception Grades Report (#1)
99.6	AMC Data Compare (#1)
99.7	AMC Rating Agency Grades (#2)
99.8	AMC Valuation Report (#2)
99.9	AMC Exception Grades Report (#2)
99.10	AMC Data Compare (#2)
99.11	AMC Rating Agency Grades (#3)
99.12	AMC Valuation Report (#3)
99.13	AMC Exception Grades Report (#3)
99.14	AMC Data Compare (#3)
99.15	AMC Rating Agency Grades (#4)
99.16	AMC Valuation Report (#4)
99.17	AMC Exception Grades Report (#4)
99.18	AMC Data Compare (#4)